Disposition	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposition	DISPOSITION
In November 2023, Fortis sold its Aitken Creek business to a subsidiary of Enbridge Inc. for approximately $470 million including working capital and closing adjustments.

For the three and six months ended June 30, 2023, Aitken Creek had net earnings of $3 million and $18 million, respectively.